Taxation - Components of net tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Components Of Net Tax Assets And Liabilities [Abstract]
Net tax assets	$ 164,384	$ 154,472
Net tax liabilities	(29,154)	(90,974)
Net tax assets	135,230	63,498
Net Tax Liabilities By Type [Abstract]
Net current tax assets	108,836	117,872
Net deferred tax assets	37,103
Net deferred tax liabilities		(45,098)
Net unrecognized tax benefit	(10,709)	(9,276)	$ (10,273)	$ (5,689)
Net tax assets	$ 135,230	$ 63,498